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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/10

Check here if Amendment []; Amendment Number:

This Amendment (Check only one):	[__] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-13151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	August 13, 2010
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total: $316,659
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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
                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  Sole     Shared  None
--------------		--------    -----      -------------   ----------  -------   -----  ----------	----     ------  -----
AMERICAN APPAREL INC (ASE)COM       023850100      2,260      1,235,000    SH               SOLE       1,235,000
APPLE INC		  COM	    037833100	  38,459	152,900	   SH		    SOLE	 152,900
BANK OF NY MELLON	  COM       064058100	   9,187	372,100	   SH		    SOLE	 372,100
CELLU TISSUE HOLDINGS(NYS)COM	    151169109      2,931        377,245	   SH		    SOLE	 377,245
COMCAST CORP-CLA (NMS)	  CL A	    20030N101	  25,286      1,455,700	   SH		    SOLE       1,455,700
COMVERSE TECHNOLOGY INC	  COM	    205862402	   6,918	886,950	   SH		    SOLE	 886,950
E*TRADE FINANCIAL CORP
	(NMS)		  COM	    269246104	   4,066        344,000    SH		    SOLE         344,000
EQUINIX INC (NMS)	  COM	    29444U502	  63,136	777,350	   SH		    SOLE	 777,350
EXPEDIA INC (NMS)	  COM	    30212P105	   6,432        342,500	   SH		    SOLE         342,500
FORD MOTOR CO-CW13	  COM	    345370134	   6,210	616,100	   SH		    SOLE	 616,100
GLOBE SPECIALTY METALS
   INC - DEL		  COM	    37954N206	   6,715	650,000	   SH		    SOLE	 650,000
GOLDMAN SACHS GROUP INC	  COM	    38141G104	     919	  7,000    SH		    SOLE	   7,000
GOOGLE INC CL-A		  CL A	    38259P508	  20,668	 46,450	   SH		    SOLE	  46,450
HERTZ GLOBAL HOLDINGS	  COM	    42805T105	     525	 55,500	   SH		    SOLE	  55,500
MADISON SQUARE GAR INC
	A-W/I		  CL A	    55826P100	     984	 50,000	   SH		    SOLE	  50,000
MASTERCARD INC CLASS A	  CL A	    57636Q104	  31,945	160,100	   SH    	    SOLE	 160,100
METROPCS COMMUNICATIONS
	INC		  COM	    591708102	  13,722      1,675,450    SH		    SOLE       1,675,450
RADIOSHACK CORP (NYS)	  COM	    750438103	  16,160	828,300	   SH		    SOLE	 828,300
ROYAL CARIBBEAN CRUISES
   LTD (NYS)	          COM	    V7780T103	   7,514        330,000	   SH		    SOLE         330,000
SBA COMMUNICATIONS CORP
	CL-a		  COM	    78388J106	   3,809	112,000	   SH 		    SOLE	 112,000
SPRINT NEXTEL CORP	  COM	    852061100	     792	186,750	   SH		    SOLE	 186,750
VIACOM INC-CLASSB         CL B	    92553P201	  29,542	941,725	   SH		    SOLE	 941,725
VISA INC-CLASS A SHARES	  CL A      92826C839      9,894        139,850    SH               SOLE         139,850
WARNER MUSIC GROUP CORP	  COM	    934550104	     753	154,850	   SH		    SOLE	 154,850
WEYERHAUSER CO (NYS)	  COM	    962166104	   7,832	222,500	   SH		    SOLE	 222,500